SHORT TERM INVESTMENTS - Amortized cost, gross unrealized gain, estimated fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Held-to-maturity investments
Amortized Cost	¥ 31,000	¥ 70,000
Estimated Fair value	31,000	70,000
Available-for-sale investments
Amortized Cost	56,000	47,000
Gross unrealized gain in accumulated other comprehensive income	1,487	208
Estimated Fair value	¥ 57,487	¥ 47,208